Adoption of New and Revised Standards (Details) - Schedule of lease liabilities - Dec. 31, 2019 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
Schedule of lease liabilities [Abstract]
Non-current	₪ 677	$ 196
Current	396	115
Total lease liabilities	₪ 1,073	$ 311